Oakmark Global Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

	Shares		Value
COMMON STOCKS – 96.0%
FINANCIALS – 20.3%
FINANCIAL SERVICES – 9.8%
Julius Baer Group Ltd. (Switzerland)	10		$885
Intercontinental Exchange, Inc. (United States)	5		647
Carlyle Group, Inc. (United States)	15		642
Charles Schwab Corp. (United States)	7		628
Capital One Financial Corp. (United States)	3		602
			3,404
BANKS – 7.3%
BNP Paribas SA (France)	11		1,331
KB Financial Group, Inc. (South Korea)	6		642
Bank of America Corp. (United States)	10		562
			2,535
INSURANCE – 3.2%
Willis Towers Watson PLC (United States)	3		737
American International Group, Inc. (United States)	5		400
			1,137
			7,076
HEALTH CARE – 16.5%
HEALTH CARE EQUIPMENT & SERVICES – 8.3%
Elevance Health, Inc. (United States)	2		909
Becton Dickinson & Co. (United States)	5		701
Molina Healthcare, Inc. (United States) (a)	3		653
GE HealthCare Technologies, Inc. (United States)	10		632
			2,895
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 8.2%
IQVIA Holdings, Inc. (United States) (a)	7		1,287
Bayer AG (Germany)	17		966
AstraZeneca PLC (United Kingdom)	3		616
			2,869
			5,764
CONSUMER DISCRETIONARY – 14.9%
CONSUMER SERVICES – 5.8%
Airbnb, Inc., Class A (United States) (a)	8		1,189
Compass Group PLC (United Kingdom)	13		431
Accor SA (France)	7		408
			2,028
CONSUMER DURABLES & APPAREL – 5.2%
adidas AG (Germany)	6		1,216
LVMH Moet Hennessy Louis Vuitton SE (France)	1		291
Kering SA (France)	1		288
			1,795
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.6%
Prosus NV (Netherlands)	12		529
Alibaba Group Holding Ltd. ADR (China) (b)	4		364
			893
AUTOMOBILES & COMPONENTS – 1.3%
Bayerische Motoren Werke AG (Germany)	7		465
			5,181
INDUSTRIALS – 13.7%
CAPITAL GOODS – 10.1%
Sunbelt Rentals Holdings, Inc. (United States)	14		1,060
CNH Industrial NV (United States)	72		811
Daimler Truck Holding AG (Germany)	17		804
Airbus SE (France)	2		539
Deere & Co. (United States)	0	(c)	291
			3,505
TRANSPORTATION – 2.3%
DSV AS (Denmark)	3		806
COMMERCIAL & PROFESSIONAL SERVICES – 1.3%
Equifax, Inc. (United States)	3		446
			4,757
CONSUMER STAPLES – 10.9%
FOOD, BEVERAGE & TOBACCO – 6.5%
Keurig Dr. Pepper, Inc. (United States)	28		904
Mondelez International, Inc., Class A (United States)	14		810
Diageo PLC (United Kingdom)	27		552
			2,266
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.9%
Sysco Corp. (United States)	12		1,025
HOUSEHOLD & PERSONAL PRODUCTS – 1.5%
Reckitt Benckiser Group PLC (United Kingdom)	8		506
			3,797
INFORMATION TECHNOLOGY – 10.3%
SOFTWARE & SERVICES – 8.6%
Salesforce, Inc. (United States)	6		910
Dassault Systemes SE (France)	35		704
SAP SE (Germany)	4		601
Capgemini SE (France)	5		477
Gartner, Inc. (United States) (a)	2		318
			3,010
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Hexagon AB, Class B (Sweden)	71		588
			3,598
MATERIALS – 5.8%
Symrise AG (Germany)	8		824
Glencore PLC (Switzerland)	105		718
Amrize Ltd. (United States)	9		480
			2,022

OAKMARK FUNDS

Oakmark Global Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.0% (cont.)
COMMUNICATION SERVICES – 2.8%
MEDIA & ENTERTAINMENT – 2.8%
Alphabet, Inc., Class A (United States)	2	$646
Netflix, Inc. (United States) (a)	5	346
		992
ENERGY – 0.8%
ConocoPhillips (United States)	3	261
TOTAL COMMON STOCKS – 96.0%
(Cost $34,536)		33,448
PREFERRED STOCKS – 2.8%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.8%
Samsung Electronics Co. Ltd. (South Korea)	7	992
TOTAL PREFERRED STOCKS – 2.8%
(Cost $441)		992

	Par Value	Value
SHORT-TERM INVESTMENTS – 1.0%
REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $338, collateralized by a United States Treasury Note, 3.375% due 12/31/27, value plus accrued interest of $345 (Cost: $337)	$337	337
TOTAL SHORT-TERM INVESTMENTS – 1.0%
(Cost $337)		337
TOTAL INVESTMENTS – 99.8% (Cost $35,314)		34,777
Foreign Currencies (Cost $0) – 0.0% (d)		0	(e)
Other Assets In Excess of Liabilities – 0.2%		55
TOTAL NET ASSETS – 100.0%		$34,832

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 1,000 shares.
(d)	Amount rounds to less than 0.1%.
(e)	Amount rounds to less than $1,000.

Oakmark.com

OAKMARK GLOBAL LARGE CAP ETF

Global Diversification —June 30, 2026 (Unaudited)

		% of Equity Investments
North America		52.0%
	United States		52.0%
Europe		42.1%
	Germany		14.1%
	France		11.7%
	United Kingdom		6.1%
	Switzerland		4.7%
	Denmark		2.3%
	Sweden		1.7%
	Netherlands		1.5%
Asia		5.9%
	South Korea		4.8%
	China		1.1%
			100.0%

Oakmark Global Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$33,448	$0	$0
Preferred Stocks	992	0	0
Short-Term Investments	0	337	0
Total	$34,440	$337	$0

OAKMARK FUNDS

Oakmark International Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.6%
CONSUMER DISCRETIONARY – 22.2%
CONSUMER DURABLES & APPAREL – 10.7%
adidas AG (Germany)	14	$2,957
LVMH Moet Hennessy Louis Vuitton SE (France)	4	1,995
Cie Financiere Richemont SA, Class A (Switzerland)	8	1,861
Kering SA (France)	5	1,329
NIKE, Inc., Class B (United States)	7	301
		8,443
CONSUMER SERVICES – 6.6%
Compass Group PLC (United Kingdom)	79	2,556
Accor SA (France)	42	2,444
Booking Holdings, Inc. (United States)	1	215
		5,215
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.8%
Coupang, Inc. (South Korea) (a)	73	1,272
Alibaba Group Holding Ltd. ADR (China) (b)	10	930
		2,202
AUTOMOBILES & COMPONENTS – 2.1%
Bayerische Motoren Werke AG (Germany)	25	1,652
		17,512
INDUSTRIALS – 16.9%
CAPITAL GOODS – 13.5%
Sunbelt Rentals Holdings, Inc. (United States)	35	2,603
CNH Industrial NV (United States)	181	2,029
Daimler Truck Holding AG (Germany)	40	1,939
Airbus SE (France)	9	1,907
SMC Corp. (Japan)	4	1,578
Metso OYJ (Finland)	18	315
AerCap Holdings NV (Ireland)	2	232
		10,603
TRANSPORTATION – 3.4%
DSV AS (Denmark)	9	2,040
Ryanair Holdings PLC ADR (Ireland) (b)	10	659
		2,699
		13,302
CONSUMER STAPLES – 14.6%
FOOD, BEVERAGE & TOBACCO – 8.8%
Danone SA (France)	22	1,797
Pernod Ricard SA (France)	22	1,602
Fomento Economico Mexicano SAB de CV ADR (Mexico) (b)	12	1,577
Asahi Group Holdings Ltd. (Japan)	149	1,416
Mondelez International, Inc., Class A (United States)	9	536
		6,928
HOUSEHOLD & PERSONAL PRODUCTS – 5.8%
Unilever PLC (United Kingdom)	39	2,345
Reckitt Benckiser Group PLC (United Kingdom)	34	2,244
		4,589
		11,517
FINANCIALS – 14.3%
BANKS – 7.0%
BNP Paribas SA (France)	28	3,224
KB Financial Group, Inc. (South Korea)	15	1,549
Bank Mandiri Persero Tbk. PT (Indonesia)	3,566	768
		5,541
INSURANCE – 6.7%
ASR Nederland NV (Netherlands)	23	1,731
Allianz SE (Germany)	3	1,656
Prudential PLC (United Kingdom)	105	1,393
Reinsurance Group of America, Inc. (United States)	2	481
		5,261
FINANCIAL SERVICES – 0.6%
Julius Baer Group Ltd. (Switzerland)	6	478
		11,280
INFORMATION TECHNOLOGY – 10.4%
SOFTWARE & SERVICES – 7.5%
SAP SE (Germany)	15	2,299
Dassault Systemes SE (France)	78	1,594
Fujitsu Ltd. (Japan)	60	1,196
Capgemini SE (France)	8	825
		5,914
TECHNOLOGY HARDWARE & EQUIPMENT – 2.9%
Hexagon AB, Class B (Sweden)	225	1,862
TE Connectivity PLC (Ireland)	2	389
		2,251
		8,165
HEALTH CARE – 8.5%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 4.7%
Bayer AG (Germany)	41	2,248
AstraZeneca PLC (United Kingdom)	8	1,465
		3,713
HEALTH CARE EQUIPMENT & SERVICES – 3.8%
Fresenius SE & Co. KGaA (Germany)	33	1,501
Siemens Healthineers AG (Germany)	38	1,489
		2,990
		6,703
MATERIALS – 7.5%
Symrise AG (Germany)	26	2,657
Akzo Nobel NV (Netherlands)	27	1,797

OAKMARK FUNDS

Oakmark International Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.6% (cont.)
MATERIALS – 7.5% (cont.)
Glencore PLC (Switzerland)	220	$1,503
		5,957
COMMUNICATION SERVICES – 2.2%
MEDIA & ENTERTAINMENT – 2.2%
Publicis Groupe SA (France)	18	1,737
TOTAL COMMON STOCKS – 96.6%
(Cost $77,842)		76,173
PREFERRED STOCKS – 2.2%
INFORMATION TECHNOLOGY – 2.2%
TECHNOLOGY HARDWARE & EQUIPMENT – 2.2%
Samsung Electronics Co. Ltd. (South Korea)	13	1,729
TOTAL PREFERRED STOCKS – 2.2%
(Cost $721)		1,729

	Par Value	Value
SHORT-TERM INVESTMENTS – 1.0%
REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $762, collateralized by a United States Treasury Note, 3.875% due 12/31/27, value plus accrued interest of $777 (Cost: $762)	$762	762
TOTAL SHORT-TERM INVESTMENTS – 1.0%
(Cost $762)		762
TOTAL INVESTMENTS – 99.8% (Cost $79,325)		78,664
Foreign Currencies (Cost $1) – 0.0% (c)		1
Other Assets In Excess of Liabilities – 0.2%		135
TOTAL NET ASSETS – 100.0%		$78,800

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

OAKMARK INTERNATIONAL LARGE CAP ETF Global Diversification —June 30, 2026 (Unaudited)

		% of Equity Investments
Europe		76.7%
	France		23.7%
	Germany		23.6%
	United Kingdom		12.9%
	Switzerland		4.9%
	Netherlands		4.5%
	Denmark		2.6%
	Sweden		2.4%
	Ireland		1.7%
	Finland		0.4%
Asia		13.4%
	South Korea		5.8%
	Japan		5.4%
	China		1.2%
	Indonesia		1.0%
North America		7.9%
	United States		7.9%
Latin America		2.0%
	Mexico		2.0%
			100.0%

Oakmark International Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$76,173	$0	$0
Preferred Stocks	1,729	0	0
Short-Term Investments	0	762	0
Total	$77,902	$762	$0

OAKMARK FUNDS

Oakmark U.S. Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%
FINANCIALS – 37.7%
FINANCIAL SERVICES – 19.7%
State Street Corp.	239	$40,493
Capital One Financial Corp.	186	37,292
Fiserv, Inc. (a)	630	30,922
Charles Schwab Corp.	333	30,691
Intercontinental Exchange, Inc.	240	29,571
Global Payments, Inc.	374	27,111
Corebridge Financial, Inc.	374	10,705
		206,785
BANKS – 12.0%
Citigroup, Inc.	306	42,836
Bank of America Corp.	630	35,873
First Citizens BancShares, Inc., Class A	12	24,716
Wells Fargo & Co.	270	22,350
		125,775
INSURANCE – 6.0%
Willis Towers Watson PLC	125	32,652
American International Group, Inc.	400	29,846
		62,498
		395,058
HEALTH CARE – 13.5%
HEALTH CARE EQUIPMENT & SERVICES – 7.9%
Elevance Health, Inc.	92	35,429
Zimmer Biomet Holdings, Inc.	303	26,093
GE HealthCare Technologies, Inc.	322	20,579
		82,101
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.6%
Merck & Co., Inc.	273	35,113
IQVIA Holdings, Inc. (a)	124	23,890
		59,003
		141,104
INDUSTRIALS – 11.0%
TRANSPORTATION – 6.8%
Delta Air Lines, Inc.	435	40,738
Union Pacific Corp.	112	30,410
		71,148
CAPITAL GOODS – 2.2%
AerCap Holdings NV	161	23,447
COMMERCIAL & PROFESSIONAL SERVICES – 2.0%
Equifax, Inc.	133	21,066
		115,661
CONSUMER DISCRETIONARY – 9.0%
CONSUMER SERVICES – 3.5%
Airbnb, Inc., Class A (a)	254	36,349
AUTOMOBILES & COMPONENTS – 2.3%
General Motors Co.	306	23,557
CONSUMER DURABLES & APPAREL – 1.6%
NIKE, Inc., Class B	420	17,230
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 1.6%
Amazon.com, Inc. (a)	71	16,965
		94,101
ENERGY – 8.0%
Targa Resources Corp.	147	39,545
ConocoPhillips	268	27,833
Phillips 66	95	16,008
		83,386
INFORMATION TECHNOLOGY – 5.8%
SOFTWARE & SERVICES – 5.8%
Salesforce, Inc.	203	31,754
Adobe, Inc. (a)	74	15,091
Accenture PLC, Class A	114	14,242
		61,087
CONSUMER STAPLES – 5.4%
FOOD, BEVERAGE & TOBACCO – 5.4%
Keurig Dr. Pepper, Inc.	1,281	41,916
Constellation Brands, Inc., Class A	107	14,849
		56,765
MATERIALS – 5.3%
Corteva, Inc.	436	36,903
Amrize Ltd.	350	18,642
		55,545
COMMUNICATION SERVICES – 3.6%
MEDIA & ENTERTAINMENT – 3.6%
Alphabet, Inc., Class C	43	15,027
Netflix, Inc. (a)	208	14,846
Alphabet, Inc., Class A	22	7,744
		37,617
TOTAL COMMON STOCKS – 99.3%
(Cost $1,046,463)		1,040,324

OAKMARK FUNDS

Oakmark U.S. Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

	Par Value	Value
SHORT-TERM INVESTMENTS – 0.6%
REPURCHASE AGREEMENT – 0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $6,318, collateralized by a United States Treasury Note, 3.875% due 12/31/27, value plus accrued interest of $6,444 (Cost: $6,317)	$6,317	$6,317
TOTAL SHORT-TERM INVESTMENTS – 0.6%
(Cost $6,317)		6,317
TOTAL INVESTMENTS – 99.9% (Cost $1,052,780)		1,046,641
Other Assets In Excess of Liabilities – 0.1%		863
TOTAL NET ASSETS – 100.0%		$1,047,504

(a)	Non-income producing security.

Oakmark.com

Oakmark U.S. Large Cap ETF Schedule of Investments (in thousands)	June 30, 2026 (Unaudited)

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$1,040,324	$0	$0
Short-Term Investments	0	6,317	0
Total	$1,040,324	$6,317	$0

OAKMARK FUNDS